Subsequent Events (New Trademark Agreement Relating to the "Marley Coffee" Trademarks/Termination of Obligation to Issue Additional Shares to MCL) (Details)	0 Months Ended		6 Months Ended
	Sep. 13, 2012	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2010
Fifty Six Hope Road Trademark License Agreement [Member]
Subsequent Event [Line Items]
Licensing agreement, effective date	Aug. 07, 2012
Royalty expense, percent of net sales	3.00%
Royalty payments, deferment period	20 months
MCL Trademark License Agreement [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance per the licensing agreement		10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement				1,000,000
Issuance of common stock for licensing agreement			2,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement		1,000,000
Licensing agreement, number of anniversary stock issuances		9
Licensing agreement, number of shares obligated for future issuance			1,000,000
Number of shares reserved, no longer obligated to be issued	7,000,000